INCOME TAXES (Tables)	6 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Provision (Benefit) for Taxes	The income before provision (benefit) for taxes consists of the following:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)
Canadian	$19
Foreign	—

$19

Schedule of Effective Income Tax Rate Reconciliation
The Manager’s effective income tax rate is different from the Manager’s statutory income tax rate due to the following differences set out below:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)
Statutory income tax rate	27%
(Reduction) increase in rate resulting from:
Non taxable amounts	(27)%

Effective income tax rate	— %